Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jan. 01, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Management Fee Payable		$ 1,831		$ 750	$ 250
Total payments for management services	$ 0	$ 0	$ 2,831